Shareholder Report	2 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2024	Nov. 15, 2024	Feb. 28, 2025 USD ($) Holding	Feb. 21, 2025
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			AMERICAN BEACON FUNDS
Entity Central Index Key			0000809593
Entity Investment Company Type			N-1A
Document Period End Date			Feb. 28, 2025
C000254859
Shareholder Report [Line Items]
Fund Name			Ninety One Emerging Markets Equity Fund
Class Name			R5
Trading Symbol			ZEMIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$29	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.85%
Material Change Date	Oct. 31, 2024
AssetsNet			$ 351,426,646
Holdings Count | Holding			78
Advisory Fees Paid, Amount			$ 435,459
InvestmentCompanyPortfolioTurnover			105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254857
Shareholder Report [Line Items]
Fund Name			Ninety One Emerging Markets Equity Fund
Class Name			R6
Trading Symbol			ZEMRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of February 24, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$2	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Expenses Paid, Amount			$ 2
Expense Ratio, Percent			0.94%
Material Change Date				Feb. 21, 2025
AssetsNet			$ 351,426,646
Holdings Count | Holding			78
Advisory Fees Paid, Amount			$ 435,459
InvestmentCompanyPortfolioTurnover			105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 21, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since February 21, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since February 21, 2025.
Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254858
Shareholder Report [Line Items]
Fund Name			Ninety One Emerging Markets Equity Fund
Class Name			Y
Trading Symbol			ZEMAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$24	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent			0.70%
Material Change Date	Oct. 31, 2024
AssetsNet			$ 351,426,646
Holdings Count | Holding			78
Advisory Fees Paid, Amount			$ 435,459
InvestmentCompanyPortfolioTurnover			105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,426,646
# of Portfolio Holdings	78
Portfolio Turnover Rate	105%
Total Management Fees Paid	$435,459

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	87.7
Investment Companies	6.2
Exchange-Traded Instruments	6.1

Sector Allocation - % Equities

Value	Value
Health Care	3.0
Energy	3.1
Utilities	3.2
Materials	3.6
Industrials	4.8
Real Estate	5.5
Consumer Staples	7.5
Communication Services	10.8
Consumer Discretionary	14.0
Information Technology	20.5
Financials	24.0

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Poland	1.9
Mexico	4.6
South Africa	4.8
United Arab Emirates	5.8
Republic Of Korea	5.8
Brazil	5.8
United States	6.5
Taiwan	10.2
India	15.5
China	28.9

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8.4
Tencent Holdings Ltd.	6.2
iShares MSCI Taiwan ETF	6.0
Xiaomi Corp., Class B	3.0
Alibaba Group Holding Ltd.	2.5
Meituan, Class B	1.8
China Construction Bank Corp., Class H	1.7
Reliance Industries Ltd.	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.6
Pop Mart International Group Ltd.	1.5

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000163584
Shareholder Report [Line Items]
Fund Name			FEAC Floating Rate Income Fund
Class Name			A
Trading Symbol			SOUAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			1.13%
AssetsNet			$ 81,975,496
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 209,099
InvestmentCompanyPortfolioTurnover			119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Material Fund Change [Text Block]
C000163585
Shareholder Report [Line Items]
Fund Name			FEAC Floating Rate Income Fund
Class Name			C
Trading Symbol			SOUCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			1.91%
AssetsNet			$ 81,975,496
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 209,099
InvestmentCompanyPortfolioTurnover			119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Material Fund Change [Text Block]
C000163587
Shareholder Report [Line Items]
Fund Name			FEAC Floating Rate Income Fund
Class Name			Investor
Trading Symbol			SPFPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			1.21%
AssetsNet			$ 81,975,496
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 209,099
InvestmentCompanyPortfolioTurnover			119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Material Fund Change [Text Block]
C000163586
Shareholder Report [Line Items]
Fund Name			FEAC Floating Rate Income Fund
Class Name			R5
Trading Symbol			SPFLX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.87%
AssetsNet			$ 81,975,496
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 209,099
InvestmentCompanyPortfolioTurnover			119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Material Fund Change [Text Block]
C000163588
Shareholder Report [Line Items]
Fund Name			FEAC Floating Rate Income Fund
Class Name			Y
Trading Symbol			SPFYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.92%
AssetsNet			$ 81,975,496
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 209,099
InvestmentCompanyPortfolioTurnover			119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,975,496
# of Portfolio Holdings	263
Portfolio Turnover Rate	119%
Total Management Fees Paid	$209,099

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	93.0
Corporate Obligations	6.8
Foreign Corporate Obligations	0.2
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Retail	4.0
Health Care - Products	4.2
Packaging & Containers	4.3
Internet	4.4
Health Care - Services	4.5
Software	6.4
Entertainment	6.8
Diversified Financial Services	7.4
Pharmaceuticals	7.9
Commercial Services	9.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Alvogen Pharma U.S., Inc., 12.892%, Due 6/30/2025	5.1
Allen Media LLC, 10.892%, Due 2/10/2027	2.1
Gen Digital, Inc.	2.1
Carestream Health, Inc.	1.9
Natel Engineering Co., Inc., Due 4/30/2026	1.6
Focus Financial Partners LLC, 7.574%, Due 9/15/2031	1.4
Women's Care Enterprises LLC, 12.641%, Due 1/12/2029	1.3
Lifescan Global Corp.	1.2
Teneo Holdings LLC	1.2
City Brewing Co. LLC, 8.064%, Due 4/5/2028	1.2

Material Fund Change [Text Block]
C000254865
Shareholder Report [Line Items]
Fund Name			Ninety One International Franchise Fund
Class Name			R5
Trading Symbol			ZIFIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$35	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount			$ 35
Expense Ratio, Percent			1.02%
Material Change Date	Oct. 31, 2024
AssetsNet			$ 6,281,839
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254863
Shareholder Report [Line Items]
Fund Name			Ninety One International Franchise Fund
Class Name			R6
Trading Symbol			ZIFRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$31	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			1.02%
Material Change Date		Nov. 15, 2024
AssetsNet			$ 6,281,839
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 15, 2024.

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254864
Shareholder Report [Line Items]
Fund Name			Ninety One International Franchise Fund
Class Name			Y
Trading Symbol			ZIFAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Y	$28	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.92%
Material Change Date		Nov. 15, 2024
AssetsNet			$ 6,281,839
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,281,839
# of Portfolio Holdings	33
Portfolio Turnover Rate	9%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	73.9
Common Stocks	23.5
Investment Companies	1.5
Foreign Preferred Stocks	1.1
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.4
Communication Services	8.6
Consumer Discretionary	8.7
Financials	13.4
Consumer Staples	17.8
Health Care	19.5
Information Technology	25.6

Top Ten Country Exposure - % Equities

Value	Value
Ireland	2.8
Japan	3.8
Taiwan	4.0
China	5.2
Canada	6.6
Netherlands	8.5
United Kingdom	10.0
France	12.8
Germany	15.4
United States	23.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	9.3
Mastercard, Inc., Class A	6.3
Constellation Software, Inc.	6.3
EssilorLuxottica SA	5.7
London Stock Exchange Group PLC	5.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8
Philip Morris International, Inc.	3.7
Nintendo Co. Ltd.	3.7
Wolters Kluwer NV	3.6
Hermes International SCA	3.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 15, 2024.

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254862
Shareholder Report [Line Items]
Fund Name			Ninety One Global Franchise Fund
Class Name			R5
Trading Symbol			ZGFIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$31	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			0.90%
Material Change Date	Oct. 31, 2024
AssetsNet			$ 383,316,444
Holdings Count | Holding			30
Advisory Fees Paid, Amount			$ 802,320
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254861
Shareholder Report [Line Items]
Fund Name			Ninety One Global Franchise Fund
Class Name			R6
Trading Symbol			ZGFRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$26	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.87%
Material Change Date		Nov. 15, 2024
AssetsNet			$ 383,316,444
Holdings Count | Holding			30
Advisory Fees Paid, Amount			$ 802,320
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 15, 2024.

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000254860
Shareholder Report [Line Items]
Fund Name			Ninety One Global Franchise Fund
Class Name			Y
Trading Symbol			ZGFAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$32	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	For the period (commencement of operations) through End of the Period. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.91%
Material Change Date	Oct. 31, 2024
AssetsNet			$ 383,316,444
Holdings Count | Holding			30
Advisory Fees Paid, Amount			$ 802,320
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,316,444
# of Portfolio Holdings	30
Portfolio Turnover Rate	1%
Total Management Fees Paid	$802,320

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	73.4
Foreign Common Stocks	19.3
Investment Companies	7.3

Sector Allocation - % Equities

Value	Value
Industrials	3.5
Consumer Discretionary	5.2
Communication Services	10.2
Health Care	11.6
Consumer Staples	15.4
Financials	23.6
Information Technology	30.5

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic Of Korea	1.2
Israel	2.9
China	3.3
Germany	3.7
United Kingdom	3.8
Netherlands	5.9
United States	79.2

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	9.9
Philip Morris International, Inc.	6.2
Microsoft Corp.	5.9
ASML Holding NV	5.4
Booking Holdings, Inc.	4.8
VeriSign, Inc.	4.2
Intuit, Inc.	3.9
Alphabet, Inc., Class A	3.8
Autodesk, Inc.	3.8
Beiersdorf AG	3.4

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Material Fund Change Strategies [Text Block]

On June 4, 2024, the Board approved the adoption of August 31 as the fiscal year end for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Ninety One Funds will have an August 31 fiscal transition period, the results of which are reported in this Semi-Annual Financial Statements Report for the period ended February 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Accountant Change Statement [Text Block]

On August 15, 2024, the Audit and Compliance Committee of the Board of Trustees (“Board”) of American Beacon Funds (the “Trust”) recommended and approved the decision to replace Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Global Franchise Fund and American Beacon International Franchise Fund (collectively, the “Ninety One Funds”). During the fiscal periods ended October 31, 2024 and for the interim periods ended November 15, 2024 and February 21, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of EY, would have caused it to make a reference in connection with its opinion to the subject matter of disagreement. The Board also recommended and approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountant for the fiscal year ended October 31, 2025. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Ninety One Funds or the Board with the performance of the Ninety One Funds’ prior independent registered public accounting firm, EY.

C000096903
Shareholder Report [Line Items]
Fund Name			SiM High Yield Opportunities Fund
Class Name			A
Trading Symbol			SHOAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			1.07%
AssetsNet			$ 1,994,069,948
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 5,415,083
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Material Fund Change [Text Block]
C000096904
Shareholder Report [Line Items]
Fund Name			SiM High Yield Opportunities Fund
Class Name			C
Trading Symbol			SHOCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			1.81%
AssetsNet			$ 1,994,069,948
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 5,415,083
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Material Fund Change [Text Block]
C000096907
Shareholder Report [Line Items]
Fund Name			SiM High Yield Opportunities Fund
Class Name			Investor
Trading Symbol			SHYPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			1.10%
AssetsNet			$ 1,994,069,948
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 5,415,083
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Material Fund Change [Text Block]
C000096905
Shareholder Report [Line Items]
Fund Name			SiM High Yield Opportunities Fund
Class Name			R5
Trading Symbol			SHOIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.74%
AssetsNet			$ 1,994,069,948
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 5,415,083
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Material Fund Change [Text Block]
C000096906
Shareholder Report [Line Items]
Fund Name			SiM High Yield Opportunities Fund
Class Name			Y
Trading Symbol			SHOYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.75%
AssetsNet			$ 1,994,069,948
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 5,415,083
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,069,948
# of Portfolio Holdings	110
Portfolio Turnover Rate	18%
Total Management Fees Paid	$5,415,083

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	65.2
Foreign Corporate Obligations	28.0
Preferred Stocks	2.5
Investment Companies	1.2
Common Stocks	1.1
Foreign Convertible Obligations	1.0
Convertible Obligations	0.9
Foreign Common Stocks	0.1

Top Ten Industry Allocations - % Investments

Value	Value
Retail	3.1
Health Care - Products	4.4
Computers	4.6
Entertainment	5.2
Diversified Financial Services	5.5
Food	5.5
Real Estate	6.1
Commercial Services	7.6
Health Care - Services	9.4
Oil & Gas	15.7

Top Ten Country Exposure - % Investments

Value	Value
Germany	1.4
Brazil	1.4
France	1.6
China	1.7
Mexico	1.9
Canada	2.8
Sweden	3.9
United Kingdom	4.3
Norway	4.7
United States	69.7

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

GEO Group, Inc., 10.250%, Due 4/15/2031	2.0
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.9
QVC, Inc., 6.875%, Due 4/15/2029	1.6
AMN Healthcare, Inc., 4.625%, Due 10/1/2027	1.6
Viridien, 8.750%, Due 4/1/2027	1.6
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.5
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029	1.5
TTM Technologies, Inc., 4.000%, Due 3/1/2029	1.5
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031	1.5
Select Medical Corp., 6.250%, Due 12/1/2032	1.5

Material Fund Change [Text Block]
C000114555
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			A
Trading Symbol			ABCAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			1.07%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]
C000114556
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			C
Trading Symbol			ABECX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			1.84%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]
C000114559
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			Investor
Trading Symbol			ABCVX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			1.09%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]
C000114558
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			R5
Trading Symbol			ABCIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.77%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]
C000222816
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			R6
Trading Symbol			ABCRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.71%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]
C000114557
Shareholder Report [Line Items]
Fund Name			The London Company Income Equity Fund
Class Name			Y
Trading Symbol			ABCYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.82%
AssetsNet			$ 1,183,860,598
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 4,291,180
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,183,860,598
# of Portfolio Holdings	32
Portfolio Turnover Rate	5%
Total Management Fees Paid	$4,291,180

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	89.1
Foreign Common Stocks	8.4
Investment Companies	2.4
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.8
Energy	2.7
Utilities	2.9
Health Care	3.4
Materials	4.9
Communication Services	5.7
Consumer Discretionary	7.3
Consumer Staples	11.6
Industrials	14.2
Information Technology	21.8
Financials	23.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Philip Morris International, Inc.	5.4
Berkshire Hathaway, Inc., Class B	5.2
Air Products & Chemicals, Inc.	4.8
Progressive Corp.	4.8
Blackrock, Inc.	4.4
Texas Instruments, Inc.	4.1
Nintendo Co. Ltd., ADR	4.0
Lowe's Cos., Inc.	3.7
Norfolk Southern Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]